Interim Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 84,493	$ 120,130
Time deposits	12,600	8,550
Restricted cash	45,142	28,363
Accounts receivable, net	3,109	3,684
Inventories	13,399	12,237
Prepaid expenses and other current assets	36,252	33,765
Derivative asset	28,177	29,645
Due from related parties	48	673
Total current assets	223,220	237,047
NON - CURRENT ASSETS
Vessels in operation	1,716,778	1,623,307
Advances for vessels acquisitions and other additions	6,699	4,881
Deferred charges, net	69,106	54,663
Other non-current assets	31,572	31,022
Derivative asset, net of current portion	28,727	33,858
Restricted cash, net of current portion	116,767	121,437
Total non - current assets	1,969,649	1,869,168
TOTAL ASSETS	2,192,869	2,106,215
CURRENT LIABILITIES
Accounts payable	25,809	22,755
Accrued liabilities	29,624	36,038
Current portion of long - term debt	204,140	189,832
Current portion of deferred revenue	29,661	12,569
Due to related parties	692	572
Total current liabilities	289,926	261,766
LONG - TERM LIABILITIES
Long - term debt, net of current portion and deferred financing costs	707,673	744,557
Intangible liabilities - charter agreements	8,697	14,218
Deferred revenue, net of current portion	114,331	119,183
Total non - current liabilities	830,701	877,958
Total liabilities	1,120,627	1,139,724
Commitments and Contingencies	0	0
SHAREHOLDERS' EQUITY
Additional paid in capital	676,571	688,262
Retained Earnings	367,311	246,390
Accumulated other comprehensive income	28,009	31,480
Total shareholders' equity	1,072,242	966,491
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	2,192,869	2,106,215
Common Class A [Member]
SHAREHOLDERS' EQUITY
Common shares	351	359
Series B Preferred Stock [Member]
SHAREHOLDERS' EQUITY
Preferred shares	$ 0	$ 0